Loans (Estimated Details On Loans Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
The Bank Of Commerce [Member]
Loans [Line Items]
Contractually required payments including interest	$ 127,122
Less: Nonaccretable difference	56,257
Cash flows expected to be collected	70,865	[1]
Less: Accretable yield	4,414
Fair value of loans acquired with evidence of credit quality deterioration since origination	66,451
Community First Bank - Chicago [Member]
Loans [Line Items]
Contractually required payments including interest	22,178
Less: Nonaccretable difference	6,313
Cash flows expected to be collected	15,865	[1]
Less: Accretable yield	688
Fair value of loans acquired with evidence of credit quality deterioration since origination	15,177
First Chicago [Member]
Loans [Line Items]
Contractually required payments including interest	564,346
Less: Nonaccretable difference	321,117
Cash flows expected to be collected	243,229	[1]
Less: Accretable yield	20,132
Fair value of loans acquired with evidence of credit quality deterioration since origination	223,097
Elgin State Bancorp, Inc [Member]
Loans [Line Items]
Contractually required payments including interest	77,998
Less: Nonaccretable difference	11,481
Cash flows expected to be collected	66,517	[1]
Less: Accretable yield	4,213
Fair value of loans acquired with evidence of credit quality deterioration since origination	$ 62,304

[1]	Represents undiscounted expected principal and interest cash flows at acquisition.